Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
10.	Commitments and Contingencies

Lease Agreements

In November 2010, the Company entered into a lease agreement for office, laboratory, parking and storage space in Vienna, Austria (“Vienna Lease”), which expires on April 30, 2021. The Company has the option to extend the lease agreement for an additional year. The Vienna Lease includes a rent escalation clause based on an inflation index.

In July 2015, the Company entered into a lease agreement for an animal-use facility in Vienna, Austria (“Animal-use Lease”). The lease initially had a one-year noncancelable term, which expired in June 2016, after which the lease became cancelable by either party upon six months’ prior written notice. Base rent for the Animal-use Lease is approximately $0.4 million annually, accordingly, rent expense is being recognized on a straight-line basis over the lease term.

On August 31, 2018 and in accordance with the terms of the Animal-use Lease, the Company provided the landlord with written notice that the lease agreement will terminate no later than February 28, 2019.

In November 2015, the Company entered into a lease agreement for office and laboratory space in Waltham, MA (“Waltham Lease”), which expires on January 31, 2019. The Waltham Lease includes a rent escalation clause, and accordingly, rent expense is being recognized on a straight-line basis over the lease term.

In June 2018, the Company entered into a lease agreement for office space in Waltham, MA (“Lease Agreement”) with BP Bay Colony LLC (the “Lessor”). The Company amended the Lease Agreement in August 2018 (“Amended Lease Agreement”). Under the terms of the Amended Lease Agreement, the Company will relocate its Waltham, MA premises to a new premises with 5,711 square feet of office space as compared to the 10,290 square feet premises in the original Lease Agreement. The term of the Amended Lease Agreement commences on January 1, 2019 (the “Commencement Date”) and expires approximately five years from the Commencement Date. The Company has the option to extend the term for one additional five-year period upon the Company’s written notice to the Lessor at least nine months and no more than 12 months in advance of the extension. Base rent is approximately $0.3 million annually, accordingly, rent expense will be recognized on a straight-line basis over the lease term. In addition to the base rent, the Company is also responsible for its share of operating expenses, electricity and real estate taxes, in accordance with the terms of the Amended Lease Agreement. The Company provided a security deposit of approximately $0.3 million during the nine months ended September 30, 2018, which is included as a component of restricted cash on the Company’s condensed consolidated balance sheet as of September 30, 2018.

The Company recognizes rent expense over the respective lease period and has recorded deferred rent for rent expense incurred but not yet paid.

The Company recorded rent expense of $0.3 million and $0.3 million during the three months ended September 30, 2018 and 2017, respectively, and $1.0 million and $0.9 million during the nine months ended September 30, 2018 and 2017.

The following table summarizes the future minimum lease payments due under the Company’s operating leases as of September 30, 2018 (in thousands):

Year Ending December 31,
2018	$387
2019	823
2020	796
2021	441
2022	263
Thereafter	263

$2,973

License Agreements

The Company entered into the Adimab Option Agreement in February 2017 under which it is obligated to make contingent and non-contingent payments should the Company exercise its option to obtain rights to certain RSV antibodies (see Note 5). If the Company chose to exercise its option, it would be obligated to pay Adimab an option fee of $0.3 million and make clinical and regulatory milestone payments of up to $24.4 million, as well as royalty payments on a product-by-product and country-by-country basis of a mid single-digit percentage based on net sales by the Company, its affiliates, licensees or sublicensees of products based on certain RSV antibodies during the applicable term for such product in that country. The Company may choose to exercise its option under the terms of the Adimab Option Agreement at any time on or before August 31, 2019. As of September 30, 2018 and December 31, 2017, the Company had not exercise its option under the Adimab Option Agreement.

Manufacturing Commitments

In July 2016, the Company entered into an agreement with Boehringer Ingelheim International GmbH (“BI”), a contract manufacturing organization, for the manufacture and supply of ASN100 drug product for the Company’s completed Phase 1 and discontinued Phase 2 clinical trials. In March 2016, the Company entered into an agreement with Cytovance Biologics, Inc. (“Cytovance”) for process development and the manufacture and supply of ASN100 drug product. Under such agreements, the Company is obligated to pay BI and Cytovance development and manufacturing milestones, in addition to reimbursement of certain material production-related costs. Additionally, the Company is required to make prepayments for process development services and manufacture and delivery of ASN100 material. The terms of these agreements require future delivery and formal acceptance of the clinical material upon delivery from BI and Cytovance. Formal acceptance includes validation of the clinical material and that established specifications have been met and good manufacturing practices, or GMP, standards have been followed during the manufacture of the material. It is only after acceptance that title and risks and rewards of ownership pass to the Company and at that time advance payments will be applied to the purchase of clinical materials required to be produced under the agreements. The purchase of the clinical material will, at the point of delivery, be charged to research and development expense. The Company’s policy is to expense research and development costs as incurred (i.e., as services are provided by the Company’s vendors or as qualifying materials are delivered).

As of September 30, 2018, BI had completed the manufacturer of ASN100 drug product, accordingly, the Company expensed all advance payments previously made to BI and accrued for any final payments owed. All commitments and obligations under the manufacture and supply agreement pertaining to the workorder with BI for the delivery of the clinical materials were met by BI and the Company as of September 30, 2018.

The Company currently expects the development activities and manufacturing of ASN100 drug product under the agreement with Cytovance to be completed in the fourth quarter of 2018. As of September 30, 2018, the Company had committed to minimum payments under this agreement totaling $0.5 million.

16.	Commitments and Contingencies

Lease Agreements

In November 2010, the Company entered into a lease agreement for office, laboratory, parking and storage space, which expires on April 30, 2021. The Company has the option to extend the lease agreement for an additional year. Monthly lease payments, inclusive of base rent, ancillary charges and the respective value added tax to be paid on the base rent and the ancillary charges inclusive of non-rent shared tenant occupancy costs, total $51,000. Monthly lease payments include base rent charges of $43,000.

In July 2015, the Company entered into a lease agreement for an animal-use facility. The lease initially had a one-year noncancelable term, which expired in June 2016, after which the lease became cancelable by either party upon six months’ prior written notice. Monthly lease payments, inclusive of the base rent and the respective value added tax to be paid on the base rent, total $42,000. Monthly lease payments include base rent charges of $35,000.

In November 2015, the Company entered into a lease agreement for office and laboratory space, which expires on January 31, 2019. Monthly lease payments, inclusive of non-rent shared tenant occupancy costs, total $26,000. Monthly lease payments include base rent charges of $26,000, which are subject to a 2.6% increase in the second year of the lease and a 2.5% increase in the third year of the lease.

The Company recognizes rent expense on a straight-line basis over the respective lease period and has recorded deferred rent for rent expense incurred but not yet paid.

The Company recorded rent expense of $1.2 million, $1.2 million and $1.0 million during the years ended December 31, 2017, 2016, and 2015, respectively.

The following table summarizes the future minimum lease payments due under operating leases as of December 31, 2016 (in thousands):

Year Ending December 31,
2018	$1,043
2019	541
2020	515
2021	172
2022	—

$2,271

License Agreements

The Company entered into a license agreement with Adimab under which it is obligated to make contingent and non-contingent payments (see Note 7).

Manufacturing Commitments

In July 2016, the Company entered into an agreement with a contract manufacturing organization to provide clinical trial materials. As of December 31, 2017 and 2016, the Company had committed to minimum payments under this agreement totaling $4.7 million and $3.2 million, respectively.

Indemnification Agreements

In the ordinary course of business, the Company may provide indemnification of varying scope and terms to vendors, lessors, business partners and other parties with respect to certain matters including, but not limited to, losses arising out of breach of such agreements or from intellectual property infringement claims made by third parties. In addition, the Company has entered into indemnification agreements with members of its board of directors that will require the Company, among other things, to indemnify them against certain liabilities that may arise by reason of their status or service as directors or officers. The maximum potential amount of future payments the Company could be required to make under these indemnification agreements is, in many cases, unlimited. To date, the Company has not incurred any material costs as a result of such indemnifications. The Company does not believe that the outcome of any claims under indemnification arrangements will have a material effect on its financial position, results of operations or cash flows, and it has not accrued any liabilities related to such obligations in its consolidated financial statements as of December 31, 2017, 2016 or 2017.

Legal Proceedings

The Company is not a party to any litigation and does not have contingency reserves established for any litigation liabilities.